American Funds College Target Date Series
6455 Irvine Center Drive
Irvine, California  92618

Phone (213) 486 9200

April 13, 2012

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           American Funds College Target Date Series

Dear Sir or Madam:

On behalf of American Funds College Target Date Series (the “Series”), we hereby file Form N-1A under the Investment Company Act of 1940 and the Securities Act of 1933. A Form N-8A has been filed for the Series and the Series’ CIK number is 0001547011.

If you have any questions about the enclosed, please contact me at (213) 452-2060.

Sincerely,

/s/ Walter R. Burkley
Walter R. Burkley

Enclosure